Business Acquisitions	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Business Acquisitions

Business Acquisitions

Bonterra Builders Acquisition

On July 1, 2015, we acquired substantially all of the assets and certain liabilities of Bonterra Builders, LLC (“Bonterra Builders”) for approximately $99.8 million.  Part of the aggregate consideration includes a $6.0 million estimated earn-out.  The actual amount of the earn-out may be more or less than the $6.0 million target amount based on the performance of the Bonterra Builders business through the end of 2016.  A portion of the aggregate consideration equal to $0.8 million was held back by us at the closing as security for Bonterra Builder's indemnification and other potential obligations under the purchase agreement.  Bonterra Builders acquires raw and developed land, develops raw land and constructs single-family homes in the Charlotte, North Carolina area.  With approximately 1,700 lots owned or controlled at the time of acquisition, Bonterra Builders significantly enhanced our position in a key growth market.  The results of Bonterra Builders' operations are included in our consolidated financial statements from the acquisition date of July 1, 2015.

The Bonterra Builders acquisition was accounted for in accordance with ASC 805, Business Combinations ("ASC 805").  We recorded the acquired assets and liabilities at their estimated fair value.  We determined the estimated fair values with the assistance of appraisals or valuations performed by independent third-party specialists, discounted cash flow analyses, quoted market prices where available, and estimates by management.  To the extent the consideration transferred exceeded the fair value of the net assets acquired in this transaction, such excess was assigned to goodwill.

We acquired substantially all of the assets of Bonterra Builders, including all of its real estate, land acquisition agreements and permits, and certain of its leases, contracts, commitments and purchase orders.  We also assumed certain liabilities of Bonterra Builders, including the liabilities and obligations relating to the acquired contracts, but excluding certain home warranty obligations relating to homes closed by Bonterra Builders prior to the acquisition.

The following table summarizes the calculation of the fair value of the total consideration transferred to Bonterra Builders and the amounts of assets acquired and liabilities assumed as of the acquisition date (in thousands):

Calculation of purchase price consideration

Cash paid for Bonterra Builders net assets	$40,818
Contingent consideration (earn-out)	6,000
Debt repaid at closing	52,941
Total consideration	$99,759

Assets acquired and liabilities assumed
Assets
Receivables and other current assets	$574
Land and other inventories	91,632
Property and equipment	14
Trade name	1,400
Non-compete intangible asset	600
Goodwill	13,223
Total assets acquired	107,443

Liabilities
Accounts payable	5,071
Accrued and other liabilities	763
Customer deposits	1,850
Total liabilities assumed	7,684
Total net assets acquired	$99,759

Fair Value

Receivables, other current assets, property, equipment, accounts payable, accrued and other liabilities and customer deposits were generally stated at historical carrying values given the short-term nature of these assets and liabilities.  Liabilities were recorded at historical carrying values in accordance with ASC 805.

We determined the fair value of land and other inventories on a lot-by-lot basis, primarily using a combination of market comparable land transactions, where available, and discounted cash flow models using Level 3 inputs, and independent appraisals were also utilized in certain instances.  These estimated cash flows are significantly impacted by estimates related to expected average home selling prices and sales incentives, expected sales paces and cancellation rates, expected land development and construction timelines, and anticipated land development, construction, and overhead costs.  Such estimates must be made for each individual community and may vary significantly between communities.

The fair values for acquired intangible assets were determined based on valuations performed by independent valuation specialists using Level 3 inputs. The $2.0 million of acquired intangible assets relates to trade names and non-compete agreements that are being amortized over five years and three years, respectively.  Amortization expense for these assets totaled $0.3 million for the year ended December 31, 2015, which is included in the consolidated statements of operations and comprehensive income (loss) within homebuilding expense.

The Company has substantially completed its business combination accounting as of December 31, 2015.  For the year ended December 31, 2015, goodwill decreased by $1.7 million due to a post-closing purchase price adjustment and a revision of the valuation of the earn-out.  The Company has not completed its final review of certain other assets and liabilities. Final determinations of the values of assets acquired and liabilities assumed may result in adjustments to the values presented above and a corresponding adjustment to goodwill.

Transaction and Integration Costs

Transaction and integration costs directly related to the Bonterra Builders acquisition, including legal and accounting fees, totaled $0.9 million for the year ended December 31, 2015, the majority of which are included in the consolidated statements of operations and comprehensive income (loss) within corporate general and administrative expenses.  Such costs were expensed as incurred in accordance with ASC 805.

Goodwill

As of the acquisition date, goodwill included the expected economic value attributable to Bonterra Builders' assembled workforce.  The acquisition provided increased scale and presence in an existing market with immediate revenue opportunities through an established backlog.  We expect $7.2 million of goodwill to be deductible for tax purposes as of December 31, 2015.  Goodwill related to the Bonterra Builders acquisition has been assigned to the Carolinas reporting unit.

Supplemental Pro Forma Information

The following represents the unaudited pro forma operating results as if Bonterra Builders had been included in the Company’s consolidated statements of operations and comprehensive income (loss) as of the beginning of the fiscal year presented (in thousands, except per share data):

	Year Ended December 31,
	2015	2014
Revenue	$588,533	$397,695
Net income	$17,158	$1,674

The supplemental pro forma operating results have been determined after adjusting the operating results of Bonterra Builders to reflect additional expense that would have been recorded assuming the fair value adjustments to inventory and intangible assets had been applied as of January 1, 2014.  These results may not be indicative of future operating results.

The amount of revenue and net income of Bonterra Builders since the acquisition date included in the consolidated statements of operations and comprehensive income (loss) for 2015 is $92.5 million and $8.6 million, respectively.

Royal Oak Homes Acquisition

On March 13, 2014, we acquired substantially all of the assets and certain liabilities of Royal Oak Homes, LLC, a residential homebuilder based in Orlando, Florida (“Royal Oak”).  In connection with the transaction, we also acquired certain land positions from an affiliate of Royal Oak. The transaction expanded our presence in Central Florida and the Poinciana market.  With over 2,500 primary residential lots owned or controlled at the time of acquisition, Royal Oak enhanced our position in a key growth market.  The total purchase price paid under the acquisition agreements was approximately $65.0 million in cash, which includes a potential $3.0 million payment related to an earn-out covering the financial results for 2014 and 2015.  The current estimate of the total payment for the earn-out is $2.1 million, of which $1.2 million has been paid as of December 31, 2015.  The results of Royal Oak are included in the Company's consolidated financial statements from the acquisition date of March 13, 2014.

We acquired $0.6 million of intangible assets in the Royal Oak transaction that relate to trade names that are being amortized over three years.  Amortization expense for these assets totaled $0.2 million for the years ended December 31, 2015 and 2014, respectively, which is included in the consolidated statements of operations and comprehensive income (loss) within homebuilding expense.